Derivatives and Fair Value Disclosures - Additional Information - 2 (Detail) - USD ($)				6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 19, 2022
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure	$ 3,000,000	$ 3,250,000		$ 3,000,000		$ 3,000,000
Depreciation, total				195,858	$ 170,884	37,125,903	$ 37,455,093	$ 37,693,733
Impairment of long-lived assets held-for-use		49,977				54,142
Impairment of long-lived assets to be disposed of	1,333,950		$ 305,607				714,895
Property, Plant and Equipment, Net	681,337,153			681,337,153	832,335,059	681,337,153	832,335,059	$ 835,152,403
Gas Monarch [Member] | Subsequent Event [Member]
Derivatives, Fair Value [Line Items]
Disposal group, including discontinued operation, consideration									$ 2,375,000
Gas Pasha And Gas Evoluzione [Member]
Derivatives, Fair Value [Line Items]
Property, Plant and Equipment, Net					$ 2,829,116		$ 2,829,116
Eco Loyalty [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure, net	$ 250,000			$ 250,000		$ 250,000
Assets held-for-sale, long lived, fair value disclosure		12,500,000
Assets held for sale, costs to sell		$ 12,250,000